Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Payables And Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Accrued payroll	2,833,635	16,843,567	2,643,123
Tax payables	184,595,913	155,211,471	24,356,067
Payable to suppliers	14,964,018	32,100,134	5,037,211
Payable to external service providers	35,405,505	77,657,212	12,186,111
Payable to funding partner	26,805,023	22,694,769	3,561,304
Others	72,186,000	72,360,661	11,354,968

	336,790,094	376,867,814	59,138,784